Tax and social security obligations - Summary of Tax and Social Security Obligations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Tax and Social Security Obligations [Abstract]
Income Tax (IRPJ and CSLL)	R$ 261,490	R$ 264,258
Contributions over revenue (PIS and COFINS)	46,136	34,247
Taxes on services (ISS)	23,729	18,141
Contributions for Social Security (INSS)	65,540	7,712
Others	38,954	20,973
Taxes and social security obligations	435,849	345,331
Current	435,849	345,331
Non-current	R$ 0	R$ 0